CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 140,494,754	$ 587,119,126
Restricted cash	368,874,458	250,097,761
Short-term investments	6,008,477	0
Accounts receivable	15,456,502	8,528,170
Other receivables	134,818,502	10,591,113
Restricted deposit	69,357,738	11,514,048
Deposits for land use rights	299,739,435	297,388,837
Other deposits and prepayments	152,289,464	103,789,900
Advances to suppliers	29,786,612	15,316,645
Real estate properties held for sale	1,185,217	5,524,041
Real estate properties development completed	12,308,999	21,260,288
Real estate properties under development (including real estate properties under development of the variable interest entities ("VIEs") to be used only to settle obligations of the VIEs of nil and US$548,404,278 as of December 31, 2013 and December 31, 2014, respectively)	1,714,575,052	932,518,706
Amounts due from related party	125,374,349	820,089
Amounts due from employees	50,057	59,226
Other current assets	139,043	0
Total current assets	3,070,458,659	2,244,527,950
Real estate properties held for lease, net	69,223,748	60,410,181
Property and equipment, net	46,475,725	46,706,000
Other long-term investment	241,648	241,648
Investment in joint venture	4,225,629	5,945,471
Deferred tax assets	13,641,608	10,191,103
Deferred charges	16,677,352	9,048,940
Other assets	10,581,865	5,028,299
TOTAL ASSETS	3,231,526,234	2,382,099,592
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$40,259,520 as of December 31, 2013 and December 31, 2014, respectively)	351,505,821	194,403,214
Short-term bank loans and other debt (including short-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$65,370,159 as of December 31, 2013 and December 31, 2014, respectively)	293,449,741	23,290,525
Customer deposits	107,163,398	75,285,403
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$517,631 as of December 31, 2013 and December 31, 2014, respectively)	62,429,274	121,642,262
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$125,420 as of December 31, 2013 and December 31, 2014, respectively)	91,202,159	78,957,834
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$5,769,652 as of December 31, 2013 and December 31, 2014, respectively)	74,088,090	73,446,326
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$1,744,275 as of December 31, 2013 and December 31, 2014, respectively)	18,456,857	19,637,838
Current portion of long-term bank loans and other debt (including current portion of long-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$208,789,155 as of December 31, 2013 and December 31, 2014, respectively)	586,841,245	217,964,262
Current maturities of capital lease obligations	3,010,201	2,745,647
Mandatorily redeemable non-controlling interest	4,486,027	0
Total current liabilities	1,592,632,813	807,373,311
Long-term bank loans (including long-term bank loans of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$13,074,032 as of December 31, 2013 and December 31, 2014, respectively)	52,296,127	32,803,556
Deferred tax liabilities	9,825,083	9,384,619
Unrecognized tax benefits	14,005,004	16,313,513
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$69,050,361 as of December 31, 2013 and December 31, 2014, respectively)	576,204,491	536,942,835
Capital lease obligations, net of current maturities	23,499,642	26,646,215
Mandatorily redeemable non-controlling interests	2,451,381	0
Total liabilities	2,270,914,541	1,429,464,049
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding-147,019,802 shares for 2014 (2013: 156,012,492 shares)	15,831	15,828
Treasury shares	(20,696,268)	(3,085,481)
Additional paid-in capital	530,670,112	534,936,597
Statutory reserves	72,829,487	68,547,200
Retained earnings	273,254,963	244,310,439
Accumulated other comprehensive income	104,557,008	107,910,960
Total Xinyuan Real Estate Co., Ltd shareholders' equity	960,631,133	952,635,543
Non-controlling interest	(19,440)	0
Total equity	960,611,693	952,635,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,231,526,234	$ 2,382,099,592